Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial assets by category
Marketable securities	€ 0	€ 7,275
Cash and cash equivalents	258,696	392,164	€ 394,222	€ 444,767
Total financial assets	312,921	439,222
Classified in the statement of financial position
Non-current assets	2,186	2,127
Current assets	310,735	437,095
Financial liabilities by category
Convertible senior notes	432,200	407,100
Lease liabilities	110,746
Derivative liabilities	159,059	143,296
Total financial liabilities	931,527	882,127
Classified in the statement of financial position
Non-current liabilities	219,052	222,996
Current liabilities	712,475	659,131
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	432,190	407,095
Royalty funding liabilities	144,547	138,377
Lease liabilities	95,902	98,793
Trade payables and accrued expenses	99,527	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	302
Financial liabilities measured at amortized cost	772,468	738,831
Total financial liabilities	772,468
Financial liabilities measured at fair value through profit or loss [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	159,059	143,296
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	49,163	35,874
Other receivables (excluding income tax and indirect tax receivables)	5,062	3,909
Marketable securities		7,275
Cash and cash equivalents	258,696	392,164
Financial assets measured at amortized cost	€ 312,921	€ 439,222